Loans payable (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of loans payble
	As at December 31,
	2019	2020
	RMB’000	RMB’000

Loans payable to third parties	140,558	140,558
Loans payable to related parties(1)	12,333	11,011
Loans payable to shareholders(2)	20,000	20,000
Total	172,891	171,569